Interests in Joint Ventures (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 ARS ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 ARS ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 ARS ($)
Disclosure of joint ventures [line items]
Current assets	$ 17,185,844		$ 16,589,061
Non-current assets	63,812,993		89,617,810
Current liabilities	4,055,781		4,069,743
Non-current liabilities	36,330,158		42,685,560
Net assets	80,998,837		106,206,871
Revenues		$ 10,170,612		$ 10,894,651	$ 11,275,368
Comprehensive income for the year	(18,137,721)		14,237,383		(413,003)
Cash from operating activities	3,909,790		4,915,617		5,873,637
Cash from investing activities	(3,468,920)		(6,805,588)		(158,770)
Cash from financing activities	(1,841,068)		3,469,869		$ (2,151,535)
Quality Invest S.A. [Member]
Disclosure of joint ventures [line items]
Current assets	17,779		7,604
Non-current assets	3,443,948		4,387,994
Current liabilities	83,111		100,007
Non-current liabilities	806,467		1,008,423
Net assets	$ 2,572,148		$ 3,287,168
% of ownership interest held by non-controlling interests	50.00%	50.00%	50.00%	50.00%	50.00%
Book value of non-controlling interest	$ 1,286,074		$ 1,643,584
% of ownership interest held by controlling interests	21,742		21,742
Book amount	1,286,074		1,643,584
Revenues	24,868		21,817
Comprehensive income for the year	(816,685)		1,227,004
Cash from operating activities	(87,000)		(137,504)
Cash from investing activities	(93)		(925)
Cash from financing activities	87,090		138,436
Net increase (decrease) in cash and cash equivalents	$ (3)		$ 8